UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: MARCH 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    DOLPHIN LIMITED PARTNERSHIP III, L.P.
Address: 156 W. 56TH STREET
         SUITE 1203
         NEW YORK, NY  10019

13F File Number:  28-11984

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      JUSTIN A. ORLANDO
Title:     MANAGING DIRECTOR
Phone:     212-488-1590

Signature, Place, and Date of Signing:





     JUSTIN A. ORLANDO     NEW YORK, NY     May 14, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     20

Form13F Information Table Value Total:     $41,994 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


     28-11256                      Donald T. Netter

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLIED DEFENSE GROUP INC (THE) COM              19118108       556    65000          DEFINED 1               65000
BAIRNCO CORP                   COM              57097107       786    58430          DEFINED 1               58430
CLEAR CHANNEL COMM             COM              184502102     4205   120000          DEFINED 1              120000
CORNELL COS INC                COM              219141108     6426   317800          DEFINED 1              317800
DELTA AND PINE LAND COMPANY    COM              247357106      878    21300          DEFINED 1               21300
DHB INDUSTRIES INC             COM              2.33E+107     1836   532176          DEFINED 1              532176
DOCCU CORP.                    COM              255911109      671    67100          DEFINED 1               67100
DUQUESNE LIGHT HLDGS INC       COM              266233105     1484    75000          DEFINED 1               75000
HARLAND JOHN H CO              COM              412693103     3225    62950          DEFINED 1               62950
HARRAHS ENTERTAINMENT INC      COM              413619107     1263    14950          DEFINED 1               14950
HERLEY INDUSTRIES INC          COM              427398102     3124   200000          DEFINED 1              200000
HOUSTON EXPLORATION CO         COM              442120101     1784    33075          DEFINED 1               33075
INFOUSA INC                    COM              456818301      497    51699          DEFINED 1               51699
IPASS INC                      COM              46261V108     2264   450000          DEFINED 1              450000
JOHNSON OUTDOORS INC           CL-A             479167108      966    52000          DEFINED 1               52000
KEYSPAN CORPORATION            COM              49337W100      819    19900          DEFINED 1               19900
MULTIMEDIA GAMES INC           COM              625453105     8688   730100          DEFINED 1              730100
PATHMARK STORES INC            COM              70322A101      960    75000          DEFINED 1               75000
SABRE HOLDINGS                 COM              785905100     1172    35800          DEFINED 1               35800
SMITH & WOLLENSKY INC          COM              831758107      390    39450          DEFINED 1               39450